Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Non-current assets
Investment properties	$ 82,915	$ 68,585
Equity accounted investments	19,435	19,943
Property, plant and equipment	11,085	9,401
Goodwill	1,450	946
Intangible assets	1,054	966
Other non-current assets	6,170	5,217
Loans and notes receivable	427	372
Total non-current assets	122,536	105,430
Current assets
Loans and notes receivable	1,365	314
Accounts receivable and other	3,483	2,176
Cash and cash equivalents	2,341	4,020
Total current assets	7,189	6,510
Assets held for sale	1,852	576
Total assets	131,577	112,516
Non-current liabilities
Debt obligations	40,050	38,858
Capital securities	2,040	2,233
Other non-current liabilities	2,188	2,443
Deferred tax liabilities	3,457	3,064
Total non-current liabilities	47,735	46,598
Current liabilities
Debt obligations	28,662	19,704
Capital securities	795	600
Accounts payable and other liabilities	5,741	3,877
Total current liabilities	35,198	24,181
Liabilities associated with assets held for sale	57	0
Total liabilities	82,990	70,779
Equity
Limited partners	8,084	8,217
General partner	4	4
Non-controlling interests attributable to:
Redeemable/exchangeable and special limited partnership units	14,447	14,688
FV LTIP units of the Operating Partnership	21	45
Interests of others in operating subsidiaries and properties	25,332	18,084
Total equity	48,587	41,737
Total liabilities and equity	131,577	112,516
Preferred equity
Equity
Preferred equity	$ 699	$ 699